Basic and diluted net earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted net earnings per share for the six months ended June 30 are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Net earnings attributable to shareholders of APUC	$65,462	$35,320	$83,060	$54,616
Series A Preferred shares dividend	1,046	1,003	2,114	2,024
Series D Preferred shares dividend	968	930	1,956	1,875
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$63,448	$33,387	$78,990	$50,717
Weighted average number of shares
Basic	462,608,870	385,486,772	447,861,135	364,634,149
Effect of dilutive securities	4,173,646	3,682,452	3,996,021	3,824,012
Diluted	466,782,516	389,169,224	451,857,156	368,458,161